Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity

Note 11 – Equity

Ordinary shares

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 16,250,000 shares of ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. A further 2,800,000 shares were issued by June 30, 2023, resulting in 19,050,000 shares of ordinary shares outstanding as at June 30, 2023. The Company only has one single class of ordinary shares that are accounted for as permanent equity.